DISCONTINUED OPERATIONS AND SALE OF ASSETS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended			1 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Sep. 30, 2014	Apr. 30, 2013
Assets Held for Sale and Sale of Assets
Pre-tax gain recognized in "Other expense, net"			$ 0.6
Proceeds from sales of property, plant and equipment	4.3	38.7	4.2
Retail Branding and Information Solutions
Assets Held for Sale and Sale of Assets
Pre-tax gain recognized in "Other expense, net"				1.9
Proceeds from sales of property, plant and equipment				3.3
Pasadena, California corporate headquarters
Assets Held for Sale and Sale of Assets
Pre-tax gain recognized in "Other expense, net"					10.9
Proceeds from sales of property, plant and equipment					20.0
Property, plant and equipment in China
Assets Held for Sale and Sale of Assets
Proceeds from sales of property, plant and equipment		11.0
Research facility located in Pasadena, California
Assets Held for Sale and Sale of Assets
Proceeds from sales of property, plant and equipment		$ 5.0